Goodwill and Other Intangible Assets, net (Goodwill and Other Intangible Assets, net, by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 8,893	$ 9,900	$ 9,928
Other Intangible Assets, net	3,193	3,619
European Union [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	1,472	1,448	1,392
Other Intangible Assets, net	604	647
Eastern Europe, Middle East & Africa [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	617	637	666
Other Intangible Assets, net	228	242
Asia [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	3,960	4,791	4,966
Other Intangible Assets, net	1,251	1,542
Latin America & Canada [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	2,844	3,024	2,904
Other Intangible Assets, net	$ 1,110	$ 1,188